Intangible assets, net	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, net
Note 7: - Intangible assets, net

The gross carrying amount of intangible assets net of impairment, net consisted of the following as of:

	December 31,
	2022	2021
Developed technology	$15,778	$41,133
Capitalized internal-use software	5,842	5,857
Customer relationships	4,335	5,425
Creative relationships	4,252	4,252
Trade name	2,035	2,841
Courses	890	1,312
Workforce	1,250	1,250
	34,382	62,070
Less: Accumulated amortization and impairment	(19,612)	(12,849)
Net carrying amount	$14,770	$49,221

In connection with internal-use software, the Company capitalized $953, $1,261 and $577 for the years ended December 31, 2022, 2021 and 2020, respectively. The capitalized amount included share-based compensation of $274, $247 and $40 for the years ended December 31, 2022, 2021 and 2020, respectively.

Amortization expenses amounted to $8,153, $5,137 and $3,131 for the years ended December 31, 2022, 2021 and 2020, respectively.

During 2022 CreativeLive acquired additional courses in the amount of $175.

The estimated future amortization of intangible assets as of December 31, 2022 was as follows:

2023	$4,168
2024	2,323
2025	2,040
2026	1,908
2027 and thereafter	4,331
$14,770